Segmented Information - Summary of Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	$ 4,368	$ 1,935
Assets held for sale		3,926
Exploration and evaluation assets	5,640	4,342
Total assets	817,342	326,723
Total liabilities	(281,027)	(136,020)
Property, plant and equipment additions	3,478	65,515
Income from discontinued operations	122	(1,013)
Net Income/(loss)	(38,488)	(36,234)
Exploration expenditures	(35,961)	(17,726)
Depreciation	(925)	(933)
Corporate
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	1,074	760
Assets held for sale		0
Exploration and evaluation assets	0	0
Total assets	531,838	184,723
Total liabilities	(270,395)	(128,468)
Property, plant and equipment additions	582	23
Income from discontinued operations	0	0
Net Income/(loss)	(5,696)	(16,331)
Exploration expenditures	0	0
Depreciation	(267)	(170)
Operating Segments | Organoclay Plant
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	0	0
Assets held for sale		3,926
Exploration and evaluation assets	0	0
Total assets	0	4,169
Total liabilities	0	(552)
Income from discontinued operations	122	(1,013)
Net Income/(loss)	122	(1,013)
Exploration expenditures	0	0
Depreciation	0	0
Operating Segments | Thacker Pass
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	3,294	1,175
Assets held for sale		0
Exploration and evaluation assets	5,640	4,342
Total assets	10,744	6,437
Total liabilities	(10,632)	(7,000)
Property, plant and equipment additions	2,896	507
Income from discontinued operations	0	0
Net Income/(loss)	(38,847)	(18,123)
Exploration expenditures	(35,961)	(16,794)
Depreciation	(658)	(484)
Operating Segments | Cauchari-Olaroz
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	0	0
Assets held for sale		0
Exploration and evaluation assets	0	0
Total assets	274,760	131,394
Total liabilities	0	0
Property, plant and equipment additions	0	64,985
Income from discontinued operations	0	0
Net Income/(loss)	5,933	(767)
Exploration expenditures	0	(932)
Depreciation	$ 0	$ (279)